INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES
Enterprise income tax rate	25.00%	25.00%	25.00%
CMR Web-learning Co., Ltd. | 2014
INCOME TAXES
Preferential tax rate	15.00%
CMR Web-learning Co., Ltd. | 2015
INCOME TAXES
Preferential tax rate	15.00%
Hongcheng Liye
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Liye | 2014
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Liye | 2015
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Education
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Education | 2014
INCOME TAXES
Enterprise income tax rate	25.00%
Hongcheng Education | 2015
INCOME TAXES
Enterprise income tax rate	25.00%
Zhongnongda Networks | 2014
INCOME TAXES
Preferential tax rate	15.00%
Zhongnongda Networks | 2015
INCOME TAXES
Preferential tax rate	15.00%
Beiyuda | 2014
INCOME TAXES
Preferential tax rate	15.00%
Beiyuda | 2015
INCOME TAXES
Preferential tax rate	15.00%
Gotop Hongcheng | 2014
INCOME TAXES
Preferential tax rate	15.00%
Gotop Hongcheng | 2015
INCOME TAXES
Preferential tax rate	15.00%
Dongcai | 2014
INCOME TAXES
Preferential tax rate	15.00%
Dongcai | 2015
INCOME TAXES
Preferential tax rate	15.00%
Hongcheng Technology | 2014
INCOME TAXES
Preferential tax rate	15.00%
Hongcheng Technology | 2015
INCOME TAXES
Preferential tax rate	15.00%
Chongda | 2014
INCOME TAXES
Preferential tax rate	15.00%
Chongda | 2015
INCOME TAXES
Preferential tax rate	15.00%
Zhejiang Hongcheng | 2014
INCOME TAXES
Preferential tax rate	12.50%
Zhejiang Hongcheng | 2015
INCOME TAXES
Preferential tax rate	12.50%
High And New Technology Enterprise
INCOME TAXES
Preferential tax rate	15.00%
High And New Technology Enterprise | CMR Web-learning Co., Ltd.
INCOME TAXES
Renewal period for favorable tax status			3 years
High And New Technology Enterprise | Hongcheng Liye
INCOME TAXES
Renewal period for favorable tax status			3 years
High And New Technology Enterprise | Hongcheng Education
INCOME TAXES
Renewal period for favorable tax status			3 years
High And New Technology Enterprise | Zhongnongda Networks
INCOME TAXES
Renewal period for favorable tax status			3 years
High And New Technology Enterprise | Beiyuda
INCOME TAXES
Renewal period for favorable tax status			3 years
High And New Technology Enterprise | Gotop Hongcheng
INCOME TAXES
Renewal period for favorable tax status			3 years
High And New Technology Enterprise | Dongcai
INCOME TAXES
Renewal period for favorable tax status			3 years
High And New Technology Enterprise | Hongcheng Technology
INCOME TAXES
Renewal period for favorable tax status		3 years
High And New Technology Enterprise Located In Beijing | Gotop Hongcheng
INCOME TAXES
Preferential tax rate			7.50%
Approval From Local Tax Bureau | Beiyuda
INCOME TAXES
Preferential tax rate		7.50%	7.50%
Software enterprise | Zhejiang Hongcheng | 2014
INCOME TAXES
Preferential tax rate	12.50%
Software enterprise | Zhejiang Hongcheng | 2015
INCOME TAXES
Preferential tax rate	12.50%
Software enterprise | Zhejiang Hongcheng | 2016
INCOME TAXES
Preferential tax rate	12.50%